Filed Pursuant to Rule 497(c)
1933 Act File No. 333-82865
 1940 Act File No. 811-09447

JACOB FUNDS, INC.

On behalf of Jacob Funds, Inc. (the “Company”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund, which was filed pursuant to Rule 497(c) on January 3, 2019.  The purpose of this filing is to submit the 497(c) filing dated January 3, 2019 in XBRL for the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund.

The XBRL exhibits attached hereto consist of the following:

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE